Debt Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments

		December 31,
		2013	2012
Term loans		$230,000	$230,000
3.875%	notes due 2013	—	375,000
4.875%	notes due 2014 (1)	—	450,000
5.00%	notes due 2015 (1)	274,879	400,000
4.75%	notes due 2016 (1)	370,914	500,000
5.75%	notes due 2017	500,000	500,000
5.60%	notes due Mar 2018	250,000	250,000
4.75%	notes due May 2018	350,000	350,000
6.25%	notes due 2019	300,000	300,000
5.25%	notes due 2022 (2)	110,000	110,000
5.25%	notes due 2037 (3)	500,000	500,000
6.70%	notes due 2043 (4)	425,000	—
Other (5)		35,502	52,375
Total debt		3,346,295	4,017,375
Current portion long-term debt		—	375,000
Long-term debt		$3,346,295	$3,642,375

Schedule of Maturities of Long-term Debt

2014	$—
2015	324,879
2016	550,914
2017	500,000
2018	600,000
Thereafter	1,335,000
Total	$3,310,793